DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Disposal Groups, Including Discontinued Operation Income Statement [Line Items]
Revenues		$ 4,318		$ 8,896
Income (loss) from operations		(873)		(650)
Income (loss) from discontinued operations, net of tax	$ 0	$ (873)	$ 0	$ (650)